Capital Stock and Changes in Capital Accounts, Dividend payments and declarations on Series C Preferred Stock (Details) - Series C Preferred Stock [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends [Abstract]
Dividends declared (in dollars per share)	$ 80	$ 80
Dividend declared	$ 681	$ 991	$ 950
Dividend paid	$ 614	$ 1,121	$ 780